Filed Pursuant to Rule 497(e)

1933 Act File No. 333-164298

1940 Act File No. 811-22378

DoubleLine Funds Trust

October 9, 2014

On behalf of DoubleLine Funds Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of the Prospectus for DoubleLine Funds Trust which was filed pursuant to Rule 497(e) on September 30, 2014. The purpose of this filing is to submit the 497(e) filing dated September 30, 2014 in XBRL format for DoubleLine Funds Trust.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE